Loans and other liabilities - Terms and debt repayment schedule (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Face value		$ 90.1	$ 107.7
Carrying Amount		$ 90.1	$ 107.7
Long-term loans
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	[1],[2]	6.70%	6.50%
Face value	[2]	$ 46.5	$ 61.4
Carrying Amount	[2]	46.5	61.4
Long-term liabilities
Disclosure of detailed information about borrowings [line items]
Face value			14.3
Carrying Amount			$ 14.3
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Face value		11.6
Carrying Amount		$ 11.6
Short-term credit from banks
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	[1]	4.80%	5.30%
Face value		$ 32.0	$ 32.0
Carrying Amount		$ 32.0	$ 32.0

[1]	The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.
[2]	Weighted average.